    As filed with the Securities and Exchange Commission on April 11, 2001.

                                                               File No. 33-83652
                                                                       811-08770

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 8 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust:  Separate Account Five

B.       Name of depositor:  Hartford Life and Annuity Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life and Annuity Insurance Company
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

         ___ on ____________, 2001 pursuant to paragraph (a)(1) of Rule 485

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the
         Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

PUTNAM CAPITAL MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Capital Manager Variable Life. Please read it carefully.

Putnam Capital Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at HTTP://WWW.SEC.GOV.

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            8
----------------------------------------------------------------------
YOUR POLICY                                                      10
----------------------------------------------------------------------
PREMIUMS                                                         11
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              14
----------------------------------------------------------------------
LOANS                                                            15
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          15
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       16
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                18
----------------------------------------------------------------------
OTHER MATTERS                                                    18
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        19
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will teminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
                                                           A percentage of the amount
Surrender Charges       When you fully or partially        surrendered, not to exceed the
                        surrender your policy.             premium payments, depending on the
                                                           Policy Year, in which the premium
                                                           payment was made.
                                                           The percentage is as follows:
                                                              Policy Year        Percentage
                                                                   1                7.5%
                                                                   2                7.5%
                                                                   3                7.5%
                                                                   4                 6%
                                                                   5                 6%
                                                                   6                 4%
                                                                   7                 4%
                                                                   8                 2%
                                                                   9                 2%
                                                                  10+                0%
Unamortized Tax Charge  Upon surrender or partial          A percentage of the Account Value
                        surrender of the policy.           depending on the Policy Year the
                                                           surrender takes place.
                                                           The percentage is as follows:
                                                              Policy Year        Percentage
                                                                   1                2.25%
                                                                   2                2.00%
                                                                   3                1.75%
                                                                   4                1.50%
                                                                   5                1.25%
                                                                   6                1.00%
                                                                   7                0.75%
                                                                   8                0.50%
                                                                   9                0.25%
                                                                  10+               0.00%


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Surrender Charges       All, if the surrender is subject to a
                        charge.
Unamortized Tax Charge                   All

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             Individualized depending on age,
Charges                                                      sex and other factors.
Mortality and Expense   Monthly.                             .90% (annualized) of Sub-Account
Risk Charge                                                  Value
Tax Expense Charge      Monthly.                             .40% (annualized) of Account Value
                                                             for Policy Years 1-10
Annual Maintenance Fee  On Policy Anniversary Date or upon                 $30.00
                        surrender of the policy.
Administrative Charge   Monthly.                             .40% (annualized) of Sub-Account
                                                             Value


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Tax Expense Charge                       All
Annual Maintenance Fee  Only policies with an Account Value of less than $50,000 on the Policy
                        Anniversary Date or date of surrender.
Administrative Charge                    All

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                         Annual Fund Operating Expenses
                        As of the Fund's Year Fiscal End
                        (As a percentage of net assets)



                                                                                                      TOTAL FUND
                                                                                                  OPERATING EXPENSES
                                                              MANAGEMENT FEES   OTHER EXPENSES    (INCLUDING WAIVERS
                                                              (INCLUDING ANY    (INCLUDING ANY         AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1) (2)                  0.65%             0.25%              0.90%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                 0.80%             0.27%              1.07%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%             0.10%              0.78%
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%             0.11%              0.76%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.65%             0.14%              0.79%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                       0.66%             0.10%              0.76%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%             0.04%              0.50%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (2)                            0.70%             0.16%              0.86%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%             0.09%              0.79%
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.66%             0.08%              0.74%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.61%             0.06%              0.67%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.76%             0.18%              0.94%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%             0.17%              0.97%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.00%             0.21%              1.21%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.58%             0.07%              0.65%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.42%             0.08%              0.50%
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.52%             0.05%              0.57%
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%             0.09%              0.79%
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%             0.11%              0.81%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                            0.65%             0.13%              0.78%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                     0.80%             0.30%              1.10%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.65%             0.07%              0.72%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.60%             0.07%              0.67%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.51%             0.05%              0.56%
--------------------------------------------------------------------------------------------------------------------



(1) Total Annual Fund Operating Expenses that are estimated for Putnam VT American Government Income Fund reflect voluntary reductions and reimbursements through at least December 31, 2001. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                                                  TOTAL ANNUAL FUND
                                                               MANAGEMENT FEES   OTHER EXPENSES   OPERATING EXPENSES
    ----------------------------------------------------------------------------------------------------------------
    Putnam VT American Government Income Fund                       0.65%            0.45%              1.10%
    ----------------------------------------------------------------------------------------------------------------



(2) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000. Expenses are based on estimates for each Fund's first full fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                          EFFECTIVE
                           DATE OF
    RATING AGENCY          RATING        RATING          BASIS OF RATING
-------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              4/1/00         A+      Financial performance
-------------------------------------------------------------------------------
 Standard & Poor's          8/1/00        AA       Insurer financial strength
-------------------------------------------------------------------------------
 Fitch                     12/1/00        AA+      Financial strength
-------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.

THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.


PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by investing, under normal market conditions, 15% to 65% of the Fund's net assets in three sectors: U.S. government and other investment-grade, high yield (lower-rated bonds of U.S. corporations) and international (bonds of foreign governments and corporations). The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.


PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.

Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE: -- During the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR     RATE
----------------------
     1         2.25%
----------------------
     2         2.00%
----------------------
     3         1.75%
----------------------
     4         1.50%
----------------------
     5         1.25%
----------------------
     6         1.00%
----------------------
     7         0.75%
----------------------
     8         0.50%
----------------------
     9         0.25%
----------------------
    10+        0.00%
----------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.


MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES                            A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under the your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and,
ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the -Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS


A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a MEC if no additional premiums are paid.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------


A contract that is classified as MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a MEC during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All MEC policies that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2001) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD


Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for federal income tax purposes.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


IRS recently published Notice 2001-10 addressing the taxation of split dollar arrangements with life contracts. The Notice modified and revoked certain revenue rulings and was intended to provide interim guidance pending further action. In the Notice, among other things, the IRS indicated that generally employer payments in a split dollar arrangement must be treated either (1) as a loan from employer to employee, (2) as taxable compensation to the employee or
(3) as an employer investment in the contract. The Notice also indicates that similar principles should apply to split dollar arrangements in contexts other than employer/employee arrangements. The IRS has requested comments on the issues raised in the Notice and on any other issue of split dollar taxation for which further guidance is needed. Therefore, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.


FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
--------------------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF BENEFITS                                         7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-Present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-Present), Planco Financial Services, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon her opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows officers and directors of HSD:


NAME AND PRINCIPAL
BUSINESS ADDRESS          POSITIONS AND OFFICES
----------------------------------------------------------------------
 David A. Carlson         Vice President
----------------------------------------------------------------------
 Peter W. Cummins         Senior Vice President
----------------------------------------------------------------------
 Bruce W. Ferris          Vice President
----------------------------------------------------------------------
 David T. Foy             Treasurer
----------------------------------------------------------------------
 George R. Jay            Controller
----------------------------------------------------------------------
 Ryan Johnson             Vice President
----------------------------------------------------------------------
 Thomas M. Marra          President, Director
----------------------------------------------------------------------
 Christine Hayer Repasy   Senior Vice President, General Counsel
                           and Corporate Secretary
----------------------------------------------------------------------
 Lowndes A. Smith         Chairman of the Board and Chief
                           Executive Officer, Director
----------------------------------------------------------------------
 John C. Walters          Executive Vice President, Director
----------------------------------------------------------------------


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES


The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 65 with a Face Amount of $19,380 is illustrated for the single life preferred Policy. The illustrations for the last survivor preferred Policy assume male and female, both age 55, for a Face Amount of $44,053.


The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.79% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.79% described above) of -0.79%, 5.21% and 11.21%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see Changes to Policy or Separate Account -- Separate Account Taxes).

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.21% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,830       9,836      19,380     10,646       9,656      19,380
          2                 11,025        11,731      10,747      19,380     11,348      10,371      19,380
          3                 11,576        12,710      11,738      19,380     12,117      11,155      19,380
          4                 12,155        13,774      12,967      19,380     12,963      12,169      19,380
          5                 12,763        14,929      14,143      19,380     13,901      13,127      19,380
          6                 13,401        16,184      15,622      19,380     14,947      14,397      19,380
          7                 14,071        17,551      17,019      19,834     16,121      15,600      19,380
          8                 14,775        19,050      18,755      21,147     17,452      17,164      19,380
          9                 15,513        20,692      20,440      22,556     18,949      18,702      20,656
         10                 16,289        22,466      22,466      24,490     20,571      20,571      22,424
         11                 17,103        24,497      24,497      26,458     22,428      22,428      24,223
         12                 17,959        26,719      26,719      28,591     24,460      24,460      26,173
         13                 18,856        29,136      29,136      31,177     26,667      26,667      28,534
         14                 19,799        31,784      31,784      33,692     29,087      29,087      30,833
         15                 20,789        34,665      34,665      36,747     31,715      31,715      33,619
         16                 21,829        37,824      37,824      39,717     34,603      34,603      36,334
         17                 22,920        41,260      41,260      43,325     37,739      37,739      39,627
         18                 24,066        45,011      45,011      47,263     41,141      41,141      43,199
         19                 25,270        49,106      49,106      51,562     44,828      44,828      47,070
         20                 26,533        53,576      53,576      56,256     48,817      48,817      51,259
         25                 33,864        83,078      83,078      87,233     74,224      74,224      77,937
         30                 43,219       128,825     128,825     132,692    112,893     112,893     116,281
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.21% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,246       9,265      19,380     10,058       9,082      19,380
          2                 11,025        10,498       9,538      19,380     10,096       9,144      19,380
          3                 11,576        10,757       9,819      19,380     10,110       9,183      19,380
          4                 12,155        11,024      10,258      19,380     10,098       9,347      19,380
          5                 12,763        11,298      10,556      19,380     10,055       9,329      19,380
          6                 13,401        11,579      11,063      19,380      9,973       9,473      19,380
          7                 14,071        11,868      11,379      19,380      9,846       9,372      19,380
          8                 14,775        12,166      11,905      19,380      9,661       9,412      19,380
          9                 15,513        12,471      12,240      19,380      9,406       9,182      19,380
         10                 16,289        12,785      12,785      19,380      9,066       9,066      19,380
         11                 17,103        13,173      13,173      19,380      8,661       8,661      19,380
         12                 17,959        13,574      13,574      19,380      8,138       8,138      19,380
         13                 18,856        13,989      13,989      19,380      7,471       7,471      19,380
         14                 19,799        14,416      14,416      19,380      6,630       6,630      19,380
         15                 20,789        14,858      14,858      19,380      5,572       5,572      19,380
         16                 21,829        15,315      15,315      19,380      4,240       4,240      19,380
         17                 22,920        15,786      15,786      19,380      2,550       2,550      19,380
         18                 24,066        16,273      16,273      19,380        391         391      19,380
         19                 25,270        16,776      16,776      19,380         --          --          --
         20                 26,533        17,295      17,295      19,380         --          --          --
         25                 33,864        20,158      20,158      21,167         --          --          --
         30                 43,219        23,523      23,523      24,230         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.79% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,661       8,719      19,380      9,471       8,508      19,380
          2                 11,025         9,333       8,446      19,380      8,915       7,987      19,380
          3                 11,576         9,015       8,181      19,380      8,329       7,433      19,380
          4                 12,155         8,707       8,054      19,380      7,706       6,990      19,380
          5                 12,763         8,408       7,799      19,380      7,038       6,350      19,380
          6                 13,401         8,119       7,713      19,380      6,317       5,854      19,380
          7                 14,071         7,838       7,466      19,380      5,529       5,087      19,380
          8                 14,775         7,566       7,377      19,380      4,658       4,434      19,380
          9                 15,513         7,303       7,139      19,380      3,683       3,474      19,380
         10                 16,289         7,048       7,048      19,380      2,585       2,585      19,380
         11                 17,103         6,835       6,835      19,380      1,345       1,345      19,380
         12                 17,959         6,627       6,627      19,380         --          --          --
         13                 18,856         6,425       6,425      19,380         --          --          --
         14                 19,799         6,228       6,228      19,380         --          --          --
         15                 20,789         6,036       6,036      19,380         --          --          --
         16                 21,829         5,849       5,849      19,380         --          --          --
         17                 22,920         5,668       5,668      19,380         --          --          --
         18                 24,066         5,490       5,490      19,380         --          --          --
         19                 25,270         5,318       5,318      19,380         --          --          --
         20                 26,533         5,150       5,150      19,380         --          --          --
         25                 33,864         4,373       4,373      19,380         --          --          --
         30                 43,219         3,693       3,693      19,380         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.21% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,898       9,903      44,053     10,898       9,903      44,053
          2                 11,025        11,873      10,886      44,053     11,873      10,886      44,053
          3                 11,576        12,932      11,956      44,053     12,932      11,956      44,053
          4                 12,155        14,083      13,272      44,053     14,083      13,272      44,053
          5                 12,763        15,333      14,541      44,053     15,332      14,541      44,053
          6                 13,401        16,690      16,123      44,053     16,690      16,123      44,053
          7                 14,071        18,164      17,628      44,053     18,164      17,627      44,053
          8                 14,775        19,767      19,468      44,053     19,764      19,465      44,053
          9                 15,513        21,515      21,261      44,053     21,502      21,248      44,053
         10                 16,289        23,420      23,420      44,053     23,390      23,390      44,053
         11                 17,103        25,624      25,624      44,053     25,546      25,546      44,053
         12                 17,959        28,039      28,039      44,053     27,904      27,904      44,053
         13                 18,856        30,685      30,685      44,053     30,489      30,489      44,053
         14                 19,799        33,584      33,584      44,053     33,328      33,328      44,053
         15                 20,789        36,759      36,759      44,053     36,455      36,455      44,053
         16                 21,829        40,244      40,244      46,282     39,906      39,906      45,892
         17                 22,920        44,064      44,064      49,793     43,693      43,693      49,374
         18                 24,066        48,248      48,248      53,557     47,842      47,842      53,106
         19                 25,270        52,835      52,835      57,592     52,390      52,390      57,106
         20                 26,533        57,883      57,883      63,094     57,387      57,387      62,553
         25                 33,864        91,343      91,343      96,825     90,274      90,274      95,692
         30                 43,219       144,146     144,146     151,355    141,021     141,021     148,073
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.21% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,310       9,328      44,053     10,310       9,328      44,053
          2                 11,025        10,624       9,661      44,053     10,624       9,661      44,053
          3                 11,576        10,941      10,000      44,053     10,941      10,000      44,053
          4                 12,155        11,261      10,493      44,053     11,261      10,492      44,053
          5                 12,763        11,583      10,838      44,053     11,583      10,838      44,053
          6                 13,401        11,914      11,395      44,053     11,904      11,384      44,053
          7                 14,071        12,255      11,763      44,053     12,222      11,730      44,053
          8                 14,775        12,607      12,344      44,053     12,535      12,272      44,053
          9                 15,513        12,970      12,738      44,053     12,839      12,607      44,053
         10                 16,289        13,345      13,345      44,053     13,130      13,130      44,053
         11                 17,103        13,800      13,800      44,053     13,457      13,457      44,053
         12                 17,959        14,271      14,271      44,053     13,766      13,766      44,053
         13                 18,856        14,760      14,760      44,053     14,051      14,051      44,053
         14                 19,799        15,267      15,267      44,053     14,307      14,307      44,053
         15                 20,789        15,792      15,792      44,053     14,528      14,528      44,053
         16                 21,829        16,336      16,336      44,053     14,703      14,703      44,053
         17                 22,920        16,900      16,900      44,053     14,820      14,820      44,053
         18                 24,066        17,484      17,484      44,053     14,861      14,861      44,053
         19                 25,270        18,090      18,090      44,053     14,805      14,805      44,053
         20                 26,533        18,718      18,718      44,053     14,629      14,629      44,053
         25                 33,864        22,218      22,218      44,053     10,813      10,813      44,053
         30                 43,219        26,403      26,403      44,053         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 MALE / 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.79% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,722       8,774      44,053      9,722       8,753      44,053
          2                 11,025         9,444       8,547      44,053      9,444       8,505      44,053
          3                 11,576         9,166       8,318      44,053      9,165       8,255      44,053
          4                 12,155         8,885       8,219      44,053      8,885       8,152      44,053
          5                 12,763         8,611       7,987      44,053      8,601       7,893      44,053
          6                 13,401         8,344       7,927      44,053      8,310       7,827      44,053
          7                 14,071         8,085       7,701      44,053      8,012       7,552      44,053
          8                 14,775         7,833       7,637      44,053      7,701       7,463      44,053
          9                 15,513         7,588       7,417      44,053      7,375       7,156      44,053
         10                 16,289         7,350       7,350      44,053      7,027       7,027      44,053
         11                 17,103         7,154       7,154      44,053      6,680       6,680      44,053
         12                 17,959         6,962       6,962      44,053      6,299       6,299      44,053
         13                 18,856         6,775       6,775      44,053      5,879       5,879      44,053
         14                 19,799         6,592       6,592      44,053      5,412       5,412      44,053
         15                 20,789         6,413       6,413      44,053      4,891       4,891      44,053
         16                 21,829         6,238       6,238      44,053      4,302       4,302      44,053
         17                 22,920         6,068       6,068      44,053      3,630       3,630      44,053
         18                 24,066         5,901       5,901      44,053      2,852       2,852      44,053
         19                 25,270         5,738       5,738      44,053      1,940       1,940      44,053
         20                 26,533         5,578       5,578      44,053        864         864      44,053
         25                 33,864         4,834       4,834      44,053         --          --          --
         30                 43,219         4,170       4,170      44,053         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Growth Opportunities, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Utilities Growth and Income, Vista and Voyager sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 43,447
      Cost $444,734
        Market Value.....    $404,060        --
    Putnam VT Diversified
     Income Fund
      Shares 259,309
      Cost $2,833,389
        Market Value.....      --        $2,372,681
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 60,021
      Cost $611,492
        Market Value.....      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 264,873
      Cost $4,563,392
        Market Value.....      --            --
    Putnam VT Global
     Growth Fund
      Shares 585,179
      Cost $10,807,964
        Market Value.....      --            --
    Putnam VT Growth and
     Income Fund
      Shares 1,315,151
      Cost $32,441,642
        Market Value.....      --            --
    Putnam VT Growth
     Opportunities Fund
      Shares 16,642
      Cost $160,755
        Market Value.....      --            --
    Putnam VT Health
     Sciences Fund
      Shares 90,080
      Cost $1,028,754
        Market Value.....      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          14            65
  Receivable from fund
   shares sold...........      --            --
                             --------    ----------
  Total Assets...........     404,074     2,372,746
                             --------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Payable for fund shares
   purchased.............      --            --
                             --------    ----------
  Total Liabilities......      --            --
                             --------    ----------
  Net Assets (variable
   life contract
   liabilities)..........    $404,074    $2,372,746
                             ========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           THE GEORGE PUTNAM  GLOBAL ASSET    GLOBAL       GROWTH        GROWTH        HEALTH
                            FUND OF BOSTON     ALLOCATION     GROWTH     AND INCOME   OPPORTUNITIES   SCIENCES
                              SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  ------------  -----------  -----------  -------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 43,447
      Cost $444,734
        Market Value.....       --                --            --           --           --             --
    Putnam VT Diversified
     Income Fund
      Shares 259,309
      Cost $2,833,389
        Market Value.....       --                --            --           --           --             --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 60,021
      Cost $611,492
        Market Value.....      $657,831           --            --           --           --             --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 264,873
      Cost $4,563,392
        Market Value.....       --             $4,412,786       --           --           --             --
    Putnam VT Global
     Growth Fund
      Shares 585,179
      Cost $10,807,964
        Market Value.....       --                --        $10,591,731      --           --             --
    Putnam VT Growth and
     Income Fund
      Shares 1,315,151
      Cost $32,441,642
        Market Value.....       --                --            --       $33,996,657      --             --
    Putnam VT Growth
     Opportunities Fund
      Shares 16,642
      Cost $160,755
        Market Value.....       --                --            --           --         $129,807         --
    Putnam VT Health
     Sciences Fund
      Shares 90,080
      Cost $1,028,754
        Market Value.....       --                --            --           --           --         $1,316,068
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                     34           14       --           --             --
  Receivable from fund
   shares sold...........       --                --            --           --           --             --
                               --------        ----------   -----------  -----------    --------     ----------
  Total Assets...........       657,831         4,412,820   10,591,745   33,996,657      129,807      1,316,068
                               --------        ----------   -----------  -----------    --------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            34           --            --              272       --             --
  Payable for fund shares
   purchased.............       --                --            --           --           --             --
                               --------        ----------   -----------  -----------    --------     ----------
  Total Liabilities......            34           --            --              272       --             --
                               --------        ----------   -----------  -----------    --------     ----------
  Net Assets (variable
   life contract
   liabilities)..........      $657,797        $4,412,820   $10,591,745  $33,996,385    $129,807     $1,316,068
                               ========        ==========   ===========  ===========    ========     ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 338,373
      Cost $4,284,443
        Market Value.....  $3,038,587       --
    Putnam VT Income Fund
      Shares 146,530
      Cost $1,932,151
        Market Value.....      --       $1,847,747
    Putnam VT
     International Growth
     Fund
      Shares 95,037
      Cost $1,464,571
        Market Value.....      --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 94,734
      Cost $1,195,831
        Market Value.....      --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 85,905
      Cost $1,228,805
        Market Value.....      --           --
    Putnam VT Investors
     Fund
      Shares 188,400
      Cost $2,473,065
        Market Value.....      --           --
    Putnam VT Money
     Market Fund
      Shares 3,401,501
      Cost $3,401,501
        Market Value.....      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          23       --
  Receivable from fund
   shares sold...........      --           --
                           ----------   ----------
  Total Assets...........   3,038,610    1,847,747
                           ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                3
  Payable for fund shares
   purchased.............      --           --
                           ----------   ----------
  Total Liabilities......      --                3
                           ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........  $3,038,610   $1,847,744
                           ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 338,373
      Cost $4,284,443
        Market Value.....      --             --             --             --           --
    Putnam VT Income Fund
      Shares 146,530
      Cost $1,932,151
        Market Value.....      --             --             --             --           --
    Putnam VT
     International Growth
     Fund
      Shares 95,037
      Cost $1,464,571
        Market Value.....   $1,684,059        --             --             --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 94,734
      Cost $1,195,831
        Market Value.....      --          $1,258,071        --             --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 85,905
      Cost $1,228,805
        Market Value.....      --             --          $1,177,755        --           --
    Putnam VT Investors
     Fund
      Shares 188,400
      Cost $2,473,065
        Market Value.....      --             --             --         $2,328,624       --
    Putnam VT Money
     Market Fund
      Shares 3,401,501
      Cost $3,401,501
        Market Value.....      --             --             --             --       $3,401,501
  Due from Hartford Life
   and Annuity Insurance
   Company...............           75        --             --                306       --
  Receivable from fund
   shares sold...........      --             --             --             --               30
                            ----------     ----------     ----------    ----------   ----------
  Total Assets...........    1,684,134      1,258,071      1,177,755     2,328,930    3,401,531
                            ----------     ----------     ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                  66             43        --              449
  Payable for fund shares
   purchased.............      --             --             --             --           --
                            ----------     ----------     ----------    ----------   ----------
  Total Liabilities......      --                  66             43        --              449
                            ----------     ----------     ----------    ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $1,684,134     $1,258,005     $1,177,712    $2,328,930   $3,401,082
                            ==========     ==========     ==========    ==========   ==========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 712,495
      Cost $14,476,015
        Market Value.....   $21,296,478       --
    Putnam VT New Value
     Fund
      Shares 90,199
      Cost $993,308
        Market Value.....       --        $1,218,586
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 48,069
      Cost $890,213
        Market Value.....       --            --
    Putnam VT Research
     Fund
      Shares 86,556
      Cost $1,235,734
        Market Value.....       --            --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 183,427
      Cost $2,676,981
        Market Value.....       --            --
    Putnam VT Vista Fund
      Shares 118,682
      Cost $2,061,322
        Market Value.....       --            --
    Putnam VT Voyager
     Fund
      Shares 540,108
      Cost $20,666,577
        Market Value.....       --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           843           19
  Receivable from fund
   shares sold...........       --            --
                            -----------   ----------
  Total Assets...........    21,297,321    1,218,605
                            -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --            --
  Payable for fund shares
   purchased.............       --            --
                            -----------   ----------
  Total Liabilities......       --            --
                            -----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $21,297,321   $1,218,605
                            ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                            UTILITIES
                            OTC & EMERGING                   GROWTH
                                GROWTH         RESEARCH    AND INCOME      VISTA       VOYAGER
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 712,495
      Cost $14,476,015
        Market Value.....       --                --           --           --           --
    Putnam VT New Value
     Fund
      Shares 90,199
      Cost $993,308
        Market Value.....       --                --           --           --           --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 48,069
      Cost $890,213
        Market Value.....      $531,644           --           --           --           --
    Putnam VT Research
     Fund
      Shares 86,556
      Cost $1,235,734
        Market Value.....       --            $1,239,477       --           --           --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 183,427
      Cost $2,676,981
        Market Value.....       --                --       $3,327,373       --           --
    Putnam VT Vista Fund
      Shares 118,682
      Cost $2,061,322
        Market Value.....       --                --           --       $2,332,096       --
    Putnam VT Voyager
     Fund
      Shares 540,108
      Cost $20,666,577
        Market Value.....       --                --           --           --       $26,368,080
  Due from Hartford Life
   and Annuity Insurance
   Company...............           103           --              239           52           594
  Receivable from fund
   shares sold...........       --                --           --           --           --
                               --------       ----------   ----------   ----------   -----------
  Total Assets...........       531,747        1,239,477    3,327,612    2,332,148    26,368,674
                               --------       ----------   ----------   ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --           --           --           --
  Payable for fund shares
   purchased.............       --                --           --           --           --
                               --------       ----------   ----------   ----------   -----------
  Total Liabilities......       --                --           --           --           --
                               --------       ----------   ----------   ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........      $531,747       $1,239,477   $3,327,612   $2,332,148   $26,368,674
                               ========       ==========   ==========   ==========   ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED LIFE CONTRACTS:
  Asia Pacific Growth Fund.........       38,803   $10.413455  $    404,074
  Diversified Income Fund..........      168,827    14.054292     2,372,746
  The George Putnam Fund of
   Boston..........................       58,177    11.306810       657,797
  Global Asset Allocation Fund.....      211,665    20.848103     4,412,820
  Global Growth Fund...............      449,756    23.549998    10,591,745
  Growth and Income Fund...........    1,304,800    26.054863    33,996,385
  Growth Opportunities Fund........       17,707     7.330830       129,807
  Health Sciences Fund.............       89,910    14.637650     1,316,068
  High Yield Fund..................      218,089    13.932898     3,038,610
  Income Fund......................      120,323    15.356475     1,847,744
  International Growth Fund........       84,244    19.991196     1,684,134
  International Growth and Income
   Fund............................       74,971    16.779955     1,258,005
  International New Opportunities
   Fund............................       81,811    14.395443     1,177,712
  Investors Fund...................      190,236    12.242298     2,328,930
  Money Market Fund................    2,494,203     1.363595     3,401,082
  New Opportunities Fund...........      691,975    30.777608    21,297,321
  New Value Fund...................       79,402    15.347344     1,218,605
  OTC & Emerging Growth Fund.......       47,581    11.175647       531,747
  Research Fund....................       78,925    15.704454     1,239,477
  Utilities Growth and Income
   Fund............................      128,403    25.915419     3,327,612
  Vista Fund.......................      107,897    21.614477     2,332,148
  Voyager Fund.....................      792,359    33.278715    26,368,674
                                                               ------------
GRAND TOTAL:.......................                            $124,933,243
                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  26,439     $ 201,812
                            ---------     ---------
CAPITAL GAINS INCOME.....      --            --
                            ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (17,313)       (2,257)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (377,853)     (196,498)
                            ---------     ---------
    Net (loss) gain on
     investments.........    (395,166)     (198,755)
                            ---------     ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(368,727)    $   3,057
                            =========     =========

  *  From inception, May 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           THE GEORGE
                           PUTNAM FUND  GLOBAL ASSET     GLOBAL       GROWTH        GROWTH        HEALTH
                            OF BOSTON    ALLOCATION      GROWTH     AND INCOME   OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT
                           -----------  ------------  ------------  -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $--         $  81,665    $    97,054   $  619,740     $ --          $ --
                             -------     ---------    -----------   ----------     --------      --------
CAPITAL GAINS INCOME.....     --           426,502      2,418,722    2,917,891       --            --
                             -------     ---------    -----------   ----------     --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........        442        (1,844)       (77,262)      (5,628)         (43)       (3,704)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     60,525      (730,652)    (6,961,198)    (975,903)     (30,949)      263,341
                             -------     ---------    -----------   ----------     --------      --------
    Net (loss) gain on
     investments.........     60,967      (732,496)    (7,038,460)    (981,531)     (30,992)      259,637
                             -------     ---------    -----------   ----------     --------      --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $60,967     $(224,329)   $(4,522,684)  $2,556,100     $(30,992)     $259,637
                             =======     =========    ===========   ==========     ========      ========

  *  From inception, May 1, 2000, to December 31, 2000.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 423,780    $143,168
                            ---------    --------
CAPITAL GAINS INCOME.....      --          --
                            ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,135      (7,145)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (713,500)     12,676
                            ---------    --------
    Net (loss) gain on
     investments.........    (709,365)      5,531
                            ---------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(285,585)   $148,699
                            =========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  31,397      $  48,231      $     840     $  --        $214,854
                             ---------      ---------      ---------     ---------    --------
CAPITAL GAINS INCOME.....      136,180        105,726         78,846        --          --
                             ---------      ---------      ---------     ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (15,738)         2,441         (7,496)         (578)     --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (350,321)      (136,216)      (793,811)     (461,481)     --
                             ---------      ---------      ---------     ---------    --------
    Net (loss) gain on
     investments.........     (366,059)      (133,775)      (801,307)     (462,059)     --
                             ---------      ---------      ---------     ---------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(198,482)     $  20,182      $(721,621)    $(462,059)   $214,854
                             =========      =========      =========     =========    ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --         $ 11,804
                            -----------    --------
CAPITAL GAINS INCOME.....     2,309,396      41,803
                            -----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       217,013     (11,283)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (9,956,386)    143,793
                            -----------    --------
    Net (loss) gain on
     investments.........    (9,739,373)    132,510
                            -----------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(7,429,977)   $186,117
                            ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                            UTILITIES
                            OTC & EMERGING                   GROWTH
                                GROWTH         RESEARCH    AND INCOME      VISTA       VOYAGER
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............      $--             $ --         $ 93,350     $  --       $     9,815
                               ---------       --------     --------     ---------   -----------
CAPITAL GAINS INCOME.....          9,795          4,589      164,794        18,112     4,164,621
                               ---------       --------     --------     ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (146,138)        (1,419)       1,131        41,397      (200,732)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (517,230)       (51,160)     226,912      (216,205)   (9,297,970)
                               ---------       --------     --------     ---------   -----------
    Net (loss) gain on
     investments.........       (663,368)       (52,579)     228,043      (174,808)   (9,498,702)
                               ---------       --------     --------     ---------   -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....      $(653,573)      $(47,990)    $486,187     $(156,696)  $(5,324,266)
                               =========       ========     ========     =========   ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  26,439    $  201,812
  Capital gains income...      --            --
  Net realized (loss)
   gain on security
   transactions..........     (17,313)       (2,257)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (377,853)     (196,498)
                            ---------    ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (368,727)        3,057
                            ---------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --                68
  Net transfers..........       4,612      (123,574)
  Surrenders for benefit
   payments and fees.....     (30,443)      (65,541)
  Net loan activity......     (24,102)       (6,101)
  Cost of insurance......      (9,369)      (39,464)
                            ---------    ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (59,302)     (234,612)
                            ---------    ----------
  Net (decrease) increase
   in net assets.........    (428,029)     (231,555)
NET ASSETS:
  Beginning of period....     832,103     2,604,301
                            ---------    ----------
  End of period..........   $ 404,074    $2,372,746
                            =========    ==========

* From inception, May 1, 2000 to December 31, 2000.
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --        $  190,336
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........       43,531       (2,000)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      419,415     (142,787)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      462,946       45,549
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --
  Net transfers..........        8,297      (56,016)
  Surrenders for benefit
   payments and fees.....       (5,087)     (70,102)
  Net loan activity......       (2,287)     (16,892)
  Cost of insurance......       (8,834)     (42,357)
                            ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........       (7,911)    (185,367)
                            ----------   ----------
  Net increase (decrease)
   in net assets.........      455,035     (139,818)
NET ASSETS:
  Beginning of period....      377,068    2,744,119
                            ----------   ----------
  End of period..........   $  832,103   $2,604,301
                            ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH        GROWTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME   OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*
                           --------------  ------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................     $--           $   81,665   $    97,054  $   619,740    $ --
  Capital gains income...      --              426,502     2,418,722    2,917,891      --
  Net realized (loss)
   gain on security
   transactions..........          442          (1,844)      (77,262)      (5,628)        (43)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       60,525        (730,652)   (6,961,198)    (975,903)    (30,949)
                              --------      ----------   -----------  -----------    --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       60,967        (224,329)   (4,522,684)   2,556,100     (30,992)
                              --------      ----------   -----------  -----------    --------
UNIT TRANSACTIONS:
  Purchases..............      --              --                 26           43      --
  Net transfers..........      131,577         246,839       633,807     (938,945)    161,752
  Surrenders for benefit
   payments and fees.....       (4,013)       (124,012)     (528,551)  (1,463,593)       (314)
  Net loan activity......           55             423       (76,493)    (102,384)     --
  Cost of insurance......       (9,418)        (67,875)     (205,449)    (502,910)       (639)
                              --------      ----------   -----------  -----------    --------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........      118,201          55,375      (176,660)  (3,007,789)    160,799
                              --------      ----------   -----------  -----------    --------
  Net (decrease) increase
   in net assets.........      179,168        (168,954)   (4,699,344)    (451,689)    129,807
NET ASSETS:
  Beginning of period....      478,629       4,581,774    15,291,089   34,448,074      --
                              --------      ----------   -----------  -----------    --------
  End of period..........     $657,797      $4,412,820   $10,591,745  $33,996,385    $129,807
                              ========      ==========   ===========  ===========    ========

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $ 10,518     $    78,258   $    40,088  $   477,153
  Capital gains income...          366         219,599       834,772    2,381,097
  Net realized gain
   (loss) on security
   transactions..........           31             241        23,427      (17,393)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (15,660)        175,845     5,099,418   (2,369,434)
                              --------     -----------   -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,745)        473,943     5,997,705      471,423
                              --------     -----------   -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............       34,200         --                (10)      43,776
  Net transfers..........      367,958         354,808       185,562    1,757,603
  Surrenders for benefit
   payments and fees.....       (2,717)       (131,272)     (382,012)  (1,032,228)
  Net loan activity......      --              (14,072)      (37,409)     (78,698)
  Cost of insurance......       (3,488)        (62,050)     (161,056)    (550,185)
                              --------     -----------   -----------  -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........      395,953         147,414      (394,925)     140,268
                              --------     -----------   -----------  -----------
  Net increase (decrease)
   in net assets.........      391,208         621,357     5,602,780      611,691
NET ASSETS:
  Beginning of period....       87,421       3,960,417     9,688,309   33,836,383
                              --------     -----------   -----------  -----------
  End of period..........     $478,629     $ 4,581,774   $15,291,089  $34,448,074
                              ========     ===========   ===========  ===========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                             HEALTH
                            SCIENCES    HIGH YIELD
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   --       $  423,780
  Capital gains income...      --           --
  Net realized (loss)
   gain on security
   transactions..........      (3,704)       4,135
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     263,341     (713,500)
                           ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     259,637     (285,585)
                           ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --
  Net transfers..........     609,316     (438,530)
  Surrenders for benefit
   payments and fees.....      (7,880)    (115,867)
  Net loan activity......     (21,194)         257
  Cost of insurance......     (14,251)     (53,978)
                           ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     565,991     (608,118)
                           ----------   ----------
  Net increase (decrease)
   in net assets.........     825,628     (893,703)
NET ASSETS:
  Beginning of period....     490,440    3,932,313
                           ----------   ----------
  End of period..........  $1,316,068   $3,038,610
                           ==========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                             HEALTH
                            SCIENCES    HIGH YIELD
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $      421   $  403,465
  Capital gains income...      --           --
  Net realized (loss)
   gain on security
   transactions..........        (264)      (2,328)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (1,209)    (177,608)
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (1,052)     223,529
                           ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --               30
  Net transfers..........     208,617       58,593
  Surrenders for benefit
   payments and fees.....      (4,361)    (149,215)
  Net loan activity......       1,133        4,886
  Cost of insurance......      (5,618)     (61,532)
                           ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     199,771     (147,238)
                           ----------   ----------
  Net increase in net
   assets................     198,719       76,291
NET ASSETS:
  Beginning of period....     291,721    3,856,022
                           ----------   ----------
  End of period..........  $  490,440   $3,932,313
                           ==========   ==========

** Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                       INTERNATIONAL  INTERNATIONAL
                                        INTERNATIONAL     GROWTH           NEW                       MONEY
                             INCOME        GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $  143,168    $   31,397     $   48,231     $      840    $   --       $   214,854
  Capital gains income...      --           136,180        105,726         78,846        --           --
  Net realized (loss)
   gain on security
   transactions..........      (7,145)      (15,738)         2,441         (7,496)         (578)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      12,676      (350,321)      (136,216)      (793,811)     (461,481)      --
                           ----------    ----------     ----------     ----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     148,699      (198,482)        20,182       (721,621)     (462,059)      214,854
                           ----------    ----------     ----------     ----------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      --           --             --             --                107     7,480,223
  Net transfers..........    (520,938)      724,377        270,676        635,934     1,396,216    (9,776,750)
  Surrenders for benefit
   payments and fees.....    (198,287)     (159,805)       (15,562)      (146,466)     (158,182)      (74,757)
  Net loan activity......        (303)      (43,017)       (10,651)        (6,108)       (7,497)      (54,472)
  Cost of insurance......     (31,277)      (26,541)       (17,194)       (23,169)      (33,741)      (69,260)
                           ----------    ----------     ----------     ----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (750,805)      495,014        227,269        460,191     1,196,903    (2,495,016)
                           ----------    ----------     ----------     ----------    ----------   -----------
  Net increase (decrease)
   in net assets.........    (602,106)      296,532        247,451       (261,430)      734,844    (2,280,162)
NET ASSETS:
  Beginning of period....   2,449,850     1,387,602      1,010,554      1,439,142     1,594,086     5,681,244
                           ----------    ----------     ----------     ----------    ----------   -----------
  End of period..........  $1,847,744    $1,684,134     $1,258,005     $1,177,712    $2,328,930   $ 3,401,082
                           ==========    ==========     ==========     ==========    ==========   ===========

                                                         INTERNATIONAL  INTERNATIONAL
                                          INTERNATIONAL     GROWTH           NEW                       MONEY
                              INCOME         GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                           SUB-ACCOUNT**   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  102,534     $  --          $  --          $      306    $   --       $   201,261
  Capital gains income...       30,590        --             --             --             --           --
  Net realized (loss)
   gain on security
   transactions..........        1,542          7,437          2,046          7,308        (3,076)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (172,272)       487,609        179,342        689,755       289,921       --
                            ----------     ----------     ----------     ----------    ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (37,606)       495,046        181,388        697,369       286,845       201,261
                            ----------     ----------     ----------     ----------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............           30        --             --             --             38,800     9,287,776
  Net transfers..........      814,102        190,813        137,891         69,892     1,040,013    (7,019,928)
  Surrenders for benefit
   payments and fees.....      (42,489)       (63,405)       (33,479)       (33,559)      (12,946)      (46,569)
  Net loan activity......      (32,642)          (183)          (173)       --                (34)     (254,939)
  Cost of insurance......      (32,696)       (14,761)       (13,112)       (12,883)      (13,568)      (81,697)
                            ----------     ----------     ----------     ----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      706,305        112,464         91,127         23,450     1,052,265     1,884,643
                            ----------     ----------     ----------     ----------    ----------   -----------
  Net increase in net
   assets................      668,699        607,510        272,515        720,819     1,339,110     2,085,904
NET ASSETS:
  Beginning of period....    1,781,151        780,092        738,039        718,323       254,976     3,595,340
                            ----------     ----------     ----------     ----------    ----------   -----------
  End of period..........   $2,449,850     $1,387,602     $1,010,554     $1,439,142    $1,594,086   $ 5,681,244
                            ==========     ==========     ==========     ==========    ==========   ===========

** Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $   11,804
  Capital gains income...     2,309,396       41,803
  Net realized gain
   (loss) on security
   transactions..........       217,013      (11,283)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (9,956,386)     143,793
                            -----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (7,429,977)     186,117
                            -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............           159       --
  Net transfers..........     2,044,327      187,332
  Surrenders for benefit
   payments and fees.....    (1,116,968)      (6,101)
  Net loan activity......      (112,333)     (12,645)
  Cost of insurance......      (432,448)     (13,813)
                            -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       382,737      154,773
                            -----------   ----------
  Net (decrease) increase
   in net assets.........    (7,047,240)     340,890
NET ASSETS:
  Beginning of period....    28,344,561      877,715
                            -----------   ----------
  End of period..........   $21,297,321   $1,218,605
                            ===========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $       65
  Capital gains income...       245,575       13,719
  Net realized gain on
   security
   transactions..........       364,280          628
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    11,268,711      (18,277)
                            -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    11,878,566       (3,865)
                            -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       --            --
  Net transfers..........      (498,446)      64,656
  Surrenders for benefit
   payments and fees.....      (441,933)     (25,249)
  Net loan activity......       (51,886)         679
  Cost of insurance......      (301,255)     (13,692)
                            -----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (1,293,520)      26,394
                            -----------   ----------
  Net increase (decrease)
   in net assets.........    10,585,046       22,529
NET ASSETS:
  Beginning of period....    17,759,515      855,186
                            -----------   ----------
  End of period..........   $28,344,561   $  877,715
                            ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                          UTILITIES
                                OTC &                      GROWTH
                           EMERGING GROWTH   RESEARCH    AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $ --          $   --       $   93,350   $   --       $     9,815
  Capital gains income...         9,795          4,589      164,794       18,112     4,164,621
  Net realized gain
   (loss) on security
   transactions..........      (146,138)        (1,419)       1,131       41,397      (200,732)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (517,230)       (51,160)     226,912     (216,205)   (9,297,970)
                              ---------     ----------   ----------   ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (653,573)       (47,990)     486,187     (156,696)   (5,324,266)
                              ---------     ----------   ----------   ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --              --           --           --               195
  Net transfers..........       931,935        851,017       (8,075)   1,271,757     1,761,138
  Surrenders for benefit
   payments and fees.....       (37,552)        (7,284)     (48,139)     (35,859)   (1,259,204)
  Net loan activity......       (33,259)       (21,166)     (21,548)     (66,274)     (142,732)
  Cost of insurance......       (12,412)       (14,189)     (47,687)     (32,848)     (480,533)
                              ---------     ----------   ----------   ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       848,712        808,378     (125,449)   1,136,776      (121,136)
                              ---------     ----------   ----------   ----------   -----------
  Net (decrease) increase
   in net assets.........       195,139        760,388      360,738      980,080    (5,445,402)
NET ASSETS:
  Beginning of period....       336,608        479,089    2,966,874    1,352,068    31,814,076
                              ---------     ----------   ----------   ----------   -----------
  End of period..........     $ 531,747     $1,239,477   $3,327,612   $2,332,148   $26,368,674
                              =========     ==========   ==========   ==========   ===========

                                                          UTILITIES
                                OTC &                      GROWTH
                           EMERGING GROWTH   RESEARCH    AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $ --          $      846   $   85,815   $   --       $    22,437
  Capital gains income...         1,337         11,624       90,123       98,933     1,799,282
  Net realized gain on
   security
   transactions..........        25,668            509       24,556        8,774        21,783
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       154,807         53,910     (232,680)     340,440     9,781,288
                              ---------     ----------   ----------   ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       181,812         66,889      (32,186)     448,147    11,624,790
                              ---------     ----------   ----------   ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --              --           --           19,200         9,906
  Net transfers..........       114,264        412,499      (72,132)     224,415     1,636,538
  Surrenders for benefit
   payments and fees.....        (3,318)        (3,259)    (164,107)     (26,365)     (743,549)
  Net loan activity......           (24)          (112)           5         (144)      (92,773)
  Cost of insurance......        (1,935)        (3,257)     (49,036)     (14,489)     (348,279)
                              ---------     ----------   ----------   ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........       108,987        405,871     (285,270)     202,617       461,843
                              ---------     ----------   ----------   ----------   -----------
  Net increase (decrease)
   in net assets.........       290,799        472,760     (317,456)     650,764    12,086,633
NET ASSETS:
  Beginning of period....        45,809          6,329    3,284,330      701,304    19,727,443
                              ---------     ----------   ----------   ----------   -----------
  End of period..........     $ 336,608     $  479,089   $2,966,874   $1,352,068   $31,814,076
                              =========     ==========   ==========   ==========   ===========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   b) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-22 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

        (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)(2)

        (b)  Not Applicable.

        (c)  Principal Underwriting Agreement.(3)

        (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

        (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

        (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)

        (g)  Form of Reinsurance Contract.(5)

        (h)  Form of Participation Agreement.(5)

        (i)  Not Applicable.

        (j)  Not Applicable.

        (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

        (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

        (m)  Not Applicable.

        (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

        (o)  No financial statement will be omitted.

        (p)  Not Applicable.

        (q)  Memorandum describing transfer and redemption procedures.(1)

        (r)  Power of Attorney.

        (s)  Organizational Chart.

------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83652, filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-69429 on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83652, filed with the Securities and Exchange Commission on May 1, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the egistration Statement on Form S-6, File No. 333-69487, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on April 14, 1999.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

--------------------
  * Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.5.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account I)
         Hartford Life Insurance Company - Separate  Account Two
           (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two
           (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two
           (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two
           (NQ Variable Account)
         Hartford Life Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account
           One
         Hartford Life and Annuity Insurance Company - Separate Account Ten,
           formerly known as Putnam Capital Manager Trust Separate Account Two Hartford Life and Annuity Insurance Company - Separate Account
           Three
         Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company VA - Separate Account One
         Hart Life Insurance Company VL - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company of America VA - Separate Account One Servus Life Insurance Company of America VL - Separate Account Two

    (b)  Directors and Officers of HSD

                                                  POSITIONS AND OFFICES
                  NAME                               WITH UNDERWRITER
                  ----                            ----------------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         Bruce W. Ferris                  Vice President
         David T. Foy                     Treasurer
         George R. Jay                    Controller
         Ryan Johnson                     Vice President
         Thomas M. Marra                  President, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel
                                               and Corporate Secretary
         Lowndes A. Smith                 Chairman of the Board and
                                               Chief Executive Officer, Director
         John C. Walters                  Executive Vice President, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 11th day of April, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                                    *By: /s/ Marianne O'Doherty
     -----------------------------------------------      ----------------------
     David T. Foy, Senior Vice President & Treasurer      Marianne O'Doherty
                                                          Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     -----------------------------------------------
     David T. Foy, Senior Vice President & Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,      By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,          -----------------------
     Director*                                              Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                   Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,          Date: April 11, 2001
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-83652

                                   EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2      Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.3      Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4      Power of Attorney.

1.5      Organizational Chart.